SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL
26.	SHARE CAPITAL

On October 31, 2010, the same date of the reorganization, the shareholders and Board of Directors of the Company approved certain resolutions which became effective upon the closing of the Company’s Qualified IPO as follows:

(1)	The ordinary share capital of the Company will be divided into (i) 300,000,000 Class A Ordinary Shares with a par value of US$0.00001 each (the “Class A Ordinary Shares”), (ii) 300,000,000 Class B Ordinary Shares with a par value of US$0.00001 each (the “Class B Ordinary Shares”). In March 2011, the number of authorized Class A Ordinary Shares increased from 300,000,000 to 470,000,000;

(2)	Holders of Class A Ordinary Shares and Class B Ordinary Shares are entitled to the same rights except for voting and conversion rights. In respect of matters requiring a shareholder’s vote, each Class A Ordinary Share is entitled to one vote and each Class B Ordinary Share is entitled to 10 votes. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. Upon any transfer of Class B Ordinary Shares by a holder to any person or entity which is not an affiliate of such holder, such Class B Ordinary Shares will be automatically converted into an equal number of Class A Ordinary Shares;

(3)	All the then currently issued and outstanding 41,408,340 Series A Preferred Shares and 69,557,840 Series B Preferred Shares would be converted into Class B Ordinary Shares in accordance to the conversion rights; and

(4)	All of the then currently issued and outstanding 71,526,320 ordinary shares would be re-designated as Class B Ordinary Shares.

In July 2012, the company repurchased 2,686,965 ordinary shares from Sunrise at par value (Note 20(b)). Such shares were cancelled immediately.